Subsequent Events (Details) - Subsequent event - Series C Preferred Stock [Member]	Jan. 25, 2023 Vote $ / shares
Subsequent Event [Line Items]
Preferred Stock, Dividends Per Share, Declared | $ / shares	$ 0.001
Preferred Stock, Votes Per Whole Share | Vote	1,000,000